Share-Based Payments (Details) - Schedule of Share Options Granted - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Options Granted [Line Items]
Dividend yield (%)
Risk-free interest rate (%)		4.20%		4.76%
Exit rate (%)			25.00%
Volatility (%)		63.00%		63.00%
Expected life of options (years)			10 years
Bottom of Range [Member]
Schedule of Share Options Granted [Line Items]
Risk-free interest rate (%)			3.49%	4.06%
Exercise multiples (%)			220.00%
Volatility (%)			60.00%	61.00%
Expected life of options (years)	2 years 3 months		2 years 9 months
Fair value of underlying Ordinary Share (US$ per share) (in Dollars per share)			$ 0.43
Top of Range [Member]
Schedule of Share Options Granted [Line Items]
Risk-free interest rate (%)			3.87%	4.33%
Exercise multiples (%)			280.00%
Volatility (%)			62.00%	62.00%
Expected life of options (years)	2 years 6 months		3 years
Fair value of underlying Ordinary Share (US$ per share) (in Dollars per share)			$ 1.82